Provisions and Other (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Disclosure of Provisions and Other
Workers’ Compensation
Balance December 31, 2015	$18,829
Expensed during the year	2,279
Payment of deductibles and uninsured claims	(5,050)
Effects of foreign currency exchange differences	(597)
Balance December 31, 2016	15,461
Expensed during the year	2,613
Payment of deductibles and uninsured claims	(3,929)
Effects of foreign currency exchange differences	(913)
Balance December 31, 2017	$13,232

	2017	2016
Current	$3,146	$3,040
Long-term	10,086	12,421
	$13,232	$15,461